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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Narragansett Management, LP
Address:      540 Madison Avenue, 38th Floor, New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy O'Connor
Title:      Chief Financial Officer
Phone:      (212) 813-5850

Signature, Place, and Date of Signing:

   /s/ Nancy O'Connor          New York, New York             02/15/06
   --------------------        ------------------        -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     25
Form 13F Information Table Value Total:     $116,994 (Thousands)
List of Other Included Managers:            None


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                           NARRAGANSETT MANAGEMENT, LP
                           FORM 13F INFORMATION TABLE


                                                                                                                VOTING AUTHORITY
                                                             VALUE    SHARES OR       INVESTMENT   OTHER     ----------------------
          NAME OF ISSUER       TITLE OF CLASS     CUSIP     (X1000)   PRIN. AMT.      DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS INC     COMMON STOCK    015351109     1,961      96,826   SH      SOLE                 96,826            --
BAXTER INTERNATIONAL INC        COMMON STOCK    071813109     7,530     200,000   SH      SOLE                200,000            --
BAXTER INTERNATIONAL INC        COMMON STOCK    0718139AU     7,530     200,000  CAL      SOLE                                   --
BERKSHIRE HATHAWAY INC          CLASS A         084670108     5,317          60   SH      SOLE                     60            --
CALLIDUS SOFTWARE INC           COMMON STOCK    13123E500     2,100     500,000   SH      SOLE                500,000            --
CONOR MEDSYSTEMS INC            COMMON STOCK    208264101     6,773     350,000   SH      SOLE                350,000            --
CORCEPT THERAPEUTICS INC        COMMON STOCK    218352102     2,348     643,339   SH      SOLE                643,339            --
DENNY'S CORPORATION             COMMON STOCK    24869P104    10,833   2,688,021   SH      SOLE              2,688,021            --
DOLBY LABORATORIES INC          COMMON STOCK    25659T107     1,611      94,500   SH      SOLE                 94,500            --
FOREST LABORATORIES INC         COMMON STOCK    345838106     4,068     100,000   SH      SOLE                100,000            --
INTL BUSINESS MACHINES CORP     COMMON STOCK    459200101     7,193      87,500   SH      SOLE                 87,500            --
INTEL CORP                      COMMON STOCK    458140100     3,120     125,000   SH      SOLE                125,000            --
JUNIPER NETWORKS INC.           COMMON STOCK    48203R104     6,244     280,000   SH      SOLE                280,000            --
KINDRED HEALTHCARE INC          COMMON STOCK    494580103     5,299     205,700   SH      SOLE                205,700            --
MEDTRONIC INC                   COMMON STOCK    585055106     5,757     100,000   SH      SOLE                100,000            --
MANNKIND CORP                   COMMON STOCK    56400P201     8,758     777,820   SH      SOLE                777,820            --
MOTOROLA INC                    COMMON STOCK    620076109     2,259     100,000   SH      SOLE                100,000            --
NMT MEDICAL INC                 COMMON STOCK    629294109       310      19,300   SH      SOLE                 19,300            --
ORACLE CORP                     COMMON STOCK    68389X105     6,105     500,000   SH      SOLE                500,000            --
POLYMEDICA CORP                 COMMON STOCK    731738100     1,107      33,079   SH      SOLE                 33,079            --
PORTAPLAYER INC                 COMMON STOCK    7361879AF       779      27,500  CAL      SOLE                                   --
RADIO ONE INC                   COMMON STOCK    75040P405     1,035     100,000   SH      SOLE                100,000            --
SEPRACOR INC                    COMMON STOCK    817315104    10,578     205,000   SH      SOLE                205,000            --
SILICON IMAGE INC               COMMON STOCK    82705T102     2,494     275,000   SH      SOLE                275,000            --
TRIAD HOSPITALS INC             COMMON STOCK    89579K109     5,885     150,000   SH      SOLE                150,000            --